Offsets	Jul. 07, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Scorpio Gold Corp.
Form or Filing Type	F-10
File Number	333-297281
Initial Filing Date	Jul. 06, 2026
Fee Offset Claimed	$ 9,712.57
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 70,370,000.00
Termination / Withdrawal Statement	The Registrant previously filed a registration statement on Form F-10 (File No. 333-297281), initially filed on July 6, 2026 (the “Prior Registration Statement”), which registered an indeterminate number of securities to be sold by the Registrant and had an aggregate initial offering price not to exceed US$70,370,000 (converted from C$100,000,000 at an exchange rate of C$1.00=US$0.7037, which was the daily exchange rate as reported by the Bank of Canada on June 30, 2026, a date within 5 business days of filing the Prior Registration Statement). The Registrant previously paid $9,718.10 in registration fees with respect to the Prior Registration Statement. The Prior Registration Statement was not used, resulting in $70,370,000 as the unsold aggregate offering amount.

As the total filing fee required for this Registration Statement is $9,712.57, taking into consideration the total available offset of $9,718.10, the amount paid herewith is $0. A total of $5.53 relating to the registration fees originally paid for the Prior Registration Statement is available to offset against future registration fees.

The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Scorpio Gold Corp.
Form or Filing Type	F-10
File Number	333-297281
Filing Date	Jul. 06, 2026
Fee Paid with Fee Offset Source	$ 9,718.10